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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   June 30, 2005


Check here if Amendment [  x  ]; Amendment Number:   2
This Amendment (Check only one.):       [   ]  is a restatement.
                                        [ x ]  adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED 8/15/2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name:         Milton Arbitrage Partners LLC
Address:      115 East Putnam Avenue
              Suite 100
              Greenwich, CT 06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck II
Title:   Managing Member
Phone:   (203) 629-7500

Signature, Place, and Date of Signing:
    /s/ James E. Buck II        Greenwich, Connecticut         November 15, 2005
        [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[ X  ]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              13

Form 13F Information Table Value Total:           $  68,252
                                                 (thousands)




List of Other Included Managers:

None


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

                                                                     FORM 13F INFORMATION TABLE (JUNE 30, 2005)
------------------------------------------------------------------------------------------------------------------------------------
             COLUMN 1               COLUMN 2             COLUMN 3     COLUMN 4       COLUMN 5                              COLUMN 6

                                                                      VALUE          SHRS OR PRN             PUT/       INVESTMENT
NAME OF ISSUER                      TITLE OF CLASS       CUSIP        (X1000)        AMOUNT         SH/ PRN  CALL       DISCRETION
------------------------------------------------------------------------------------------------------------------------------------
ARGOSY GAMING CORP COM              COMMON STOCK            040228108      14,272        306,200    SH                  SOLE
------------------------------------------------------------------------------------------------------------------------------------
BROOKSTONE INC COM                  COMMON STOCK            114537103         378         20,000    SH                  SOLE
------------------------------------------------------------------------------------------------------------------------------------
CATELLUS DEV CORP NEW               REITS/RICS              149113102       9,020        275,000    SH                  SOLE
------------------------------------------------------------------------------------------------------------------------------------
CRT PROPERTIES INC                  REITS/RICS              22876P109       6,858        251,200    SH                  SOLE
------------------------------------------------------------------------------------------------------------------------------------
GABLES RESIDENTIAL TR COM           REITS/RICS              362418105      10,202        236,000    SH                  SOLE
------------------------------------------------------------------------------------------------------------------------------------
GAMESTOP CORP Cl A                  COMMON STOCK            36466R101         281          8,600    SH                  SOLE
------------------------------------------------------------------------------------------------------------------------------------
GUIDANT CORP COM                    COMMON STOCK            401698105       2,125         31,575    SH                  SOLE
------------------------------------------------------------------------------------------------------------------------------------
INTEGRATED CIRCUIT SYSTEMS INC      COMMON STOCK            45811K208       1,187         57,500    SH                  SOLE
------------------------------------------------------------------------------------------------------------------------------------
SAUCONY INC CL B COM                COMMON STOCK            804120202         503         22,050    SH                  SOLE
------------------------------------------------------------------------------------------------------------------------------------
SEEBEYOND TECHNOLOGY CORP COM       COMMON STOCK            815704101         838        200,500    SH                  SOLE
------------------------------------------------------------------------------------------------------------------------------------
SHOPPING COM                        COMMON STOCK            M8405Q102         521         25,000    SH                  SOLE
------------------------------------------------------------------------------------------------------------------------------------
STORAGE TECHNOLOGY CORP PAR$0       COMMON STOCK            862111200      16,487        454,300    SH                  SOLE
------------------------------------------------------------------------------------------------------------------------------------
VICURON PHARMACEUTIC ALS INC C      COMMON STOCK            926471103       5,580        200,000    SH                  SOLE
------------------------------------------------------------------------------------------------------------------------------------
                                                                           68,252
------------------------------------------------------------------------------------------------------------------------------------

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                         FORM 13F INFORMATION TABLE (JUNE 30, 2005)
--------------------------------------------------------------------------------------
             COLUMN 1                 COLUMN 7                 COLUMN 8
                                                           VOTING AUTHORITY
                                      OTHER
NAME OF ISSUER                        MANAGERS    SOLE        SHARED       NONE
--------------------------------------------------------------------------------------
ARGOSY GAMING CORP COM                               306,200            0           0
--------------------------------------------------------------------------------------
BROOKSTONE INC COM                                    20,000            0           0
--------------------------------------------------------------------------------------
CATELLUS DEV CORP NEW                                275,000            0           0
--------------------------------------------------------------------------------------
CRT PROPERTIES INC                                   251,200            0           0
--------------------------------------------------------------------------------------
GABLES RESIDENTIAL TR COM                            236,000            0           0
--------------------------------------------------------------------------------------
GAMESTOP CORP Cl A                                     8,600            0           0
--------------------------------------------------------------------------------------
GUIDANT CORP COM                                      31,575            0           0
--------------------------------------------------------------------------------------
INTEGRATED CIRCUIT SYSTEMS INC                        57,500            0           0
--------------------------------------------------------------------------------------
SAUCONY INC CL B COM                                  22,050            0           0
--------------------------------------------------------------------------------------
SEEBEYOND TECHNOLOGY CORP COM                        200,500            0           0
--------------------------------------------------------------------------------------
SHOPPING COM                                          25,000            0           0
--------------------------------------------------------------------------------------
STORAGE TECHNOLOGY CORP PAR$0                        454,300            0           0
--------------------------------------------------------------------------------------
VICURON PHARMACEUTIC ALS INC C                       200,000            0           0
--------------------------------------------------------------------------------------

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